RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)				1 Months Ended			3 Months Ended		12 Months Ended
	Jun. 08, 2017	Oct. 10, 2013	Aug. 11, 2013	Mar. 29, 2018	Dec. 21, 2017	Jul. 25, 2013	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Issued common stock to related parties for conversion of accrued compensation at fair market value, Amount									$ 63,000	$ 1,117,846
Accrued compensation, related parties							$ 252,000		189,000	0
Proceeds from shareholder loans							5,000	$ 9,500	96,880	47,700
Principal payments on shareholder loans							5,000	13,000	85,500	60,200
Accrued interest, related party							44,848		43,349	33,262
Notes payable, related parties							$ 281,380		$ 281,380	$ 520,000
Interest rate									2.15%
Common stock, shares issued in exchange for assignment of non-monetary intangible assets			1,000,000
Preferred stock, issued shares							50,000,000		50,000,000	50,000,000
Preferred stock, value							$ 50,000		$ 50,000	$ 50,000
Series A Convertible Preferred Stock [Member]
Preferred stock, issued shares							50,000,000		50,000,000	50,000,000
Related parties [Member]
Issued common stock to related parties for conversion of accrued compensation at fair market value, Shares	16,530,769			663,856	1,260,000
Issued common stock to related parties for conversion of accrued compensation at fair market value, Amount	$ 991,846			$ 63,000	$ 126,000
Dr. Santilli [Member]
Annual salary							$ 180,000		$ 180,000
Common stock option, percentage									0.01%
Acquired of restricted common stock from shareholders						2,940,000
Ownership percentage						98.00%
Contract period							5 years
Hadronic Technologies Press, Inc [Member] | Series A Convertible Preferred Stock [Member]
Description of convertible preferred stock		The Series "A" Convertible Preferred Stock has 15 votes per share and is convertible into 10 shares of our common stock at the election of the shareholder.
Preferred stock, issued shares		50,000,000
Preferred stock, value		$ 500,000
Carla Santilli [Member]
Annual salary							$ 72,000		$ 72,000
Common stock option, percentage									0.005%
Contract period							5 years
Chief Executive Officer [Member]
Proceeds from shareholder loans							$ 5,000	9,500	$ 96,880	$ 47,700
Principal payments on shareholder loans							5,000	$ 13,000	85,500	$ 60,200
Extinguishment of notes payable							$ 250,000		$ 250,000